Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories
The components of inventories are as follows:

	December 31, 2020	December 31, 2019
Raw materials and work in process	$8,137	$7,050
Leaf tobacco	32,948	32,763
Finished goods - Zig-Zag Products	14,903	13,138
Finished goods - Stoker’s Products	9,727	5,680
Finished goods - NewGen Products	18,916	17,111
Other	1,225	989
Gross Inventory	$85,856	$76,731

Inventory Valuation Allowance
The following represents the inventory valuation allowance roll-forward, for the years ended December 31:

	2020	2019
Balance at beginning of period	$(21,502)	$(2,504)

Charged to cost and expense	(2,867)	(20,001)
Deductions for inventory disposed	14,445	1,003
Balance at end of period	$(9,924)	$(21,502)